Contractual obligations and commitments	6 Months Ended
Jun. 30, 2023
Contractual obligations and commitments
Contractual obligations and commitments

20. Contractual obligations and commitments

The Company’s manufacturing commitments with Lonza, its drug substance manufacturing contractor, relate to the ongoing execution of the biologic license application (BLA) services for efgartigimod and its manufacturing activities related to the commercialization or potential future commercialization. In December 2018, the Company signed its first commercial supply agreement with Lonza related to the reservation of commercial drug substance supply capacity for efgartigimod. In the aggregate, as of June 30, 2023, the Company has outstanding commitments for efgartigimod under the first commercial supply agreement of $379.2 million.

During 2022, the Company signed an agreement with Fujifilm, for activities relating to the large-scale manufacturing of efgartigimod drug substance. In the aggregate, as of June 30, 2023, the Company has outstanding commitments for efgartigimod under the commercial supply agreement of $2.3 million.